Tax matters	12 Months Ended
Dec. 31, 2018
Tax matters
Tax matters

27.  Tax matters

a)Consolidated Tax Group

Pursuant to current legislation, the Consolidated Tax Group includes Banco Santander, S.A. (as the parent) and the Spanish subsidiaries that meet the requirements provided for in Spanish legislation regulating the taxation of the consolidated profits of corporate groups (as the controlled entities). On January 1, 2018 those entities that were part of the Consolidated Tax Group which parent company was Banco Popular Español, S.A.U., and that meet the requirements have been integrated in the aforementioned Consolidate Tax Group.

The other Group companies file income tax returns in accordance with the tax regulations applicable to them.

b)Years open for review by the tax authorities

In 2018 the conformity and non-conformity acts relating to the financial years 2009 to 2011 were formalised. The adjustments signed in conformity had no significant impact on results and, in relation to the concepts signed in disconformity both in this year and in previous years that have been appealed, Banco Santander, S.A., as the Parent of the Consolidated Tax Group, considers, in accordance with the advice of its external lawyers, that the adjustments made should not have a significant impact on the consolidated financial statements, and there are sound arguments as proof in the appeals pending or to be filed against them. Consequently, no provision has been recorded for this concept. Following the completion of these actions for 2009 to 2011, subsequent years up to and including 2018 are subject to review. At the date of approval of these accounts, the beginning of VAT proceedings for periods not yet prescribed up to and including 2016 have been notified.

Likewise, in 2018 the partial actions relating to corporate income tax for 2016 of the Consolidated Tax Group of which Banco Popular Español, S.A. U. was the parent were completed, and a certificate of conformity was drawn up confirming the tax return filed by the taxpayer. In relation to this Consolidated Tax Group, the years 2010 to 2017 inclusive are subject to review.

The other entities have the corresponding years open for review, pursuant to their respective tax regulations.

Because of the possible different interpretations which can be made of the tax regulations, the outcome of the tax audits of the years reviewed and of the open years might give rise to contingent tax liabilities which cannot be objectively quantified. However, the Group’s tax advisers consider that it is unlikely that such tax liabilities will arise, and that in any event the tax charge arising therefrom would not materially affect the Group’s consolidated financial statements.

c)Reconciliation

The reconciliation of the income tax expense calculated at the tax rate applicable in Spain (30%) to the income tax expense recognised and the detail of the effective tax rate are as follows:

	Million of euros
	2018	2017	2016

Consolidated profit (loss) before tax:
From continuing operations	14,201	12,091	10,768
From discontinued operations	—	—	—
	14,201	12,091	10,768
Income tax at tax rate applicable in Spain (30%)	4,260	3,628	3,230
By the effect of application of the various tax rates applicable in each country (*)	509	539	312
Of which:
Brazil	719	656	396
United Kingdom	(99)	(78)	(63)
United States	(57)	68	94
Chile	(35)	(48)	(54)
Effect of profit or loss of associates and joint ventures	(221)	(211)	(133)
Effect of deduction of goodwill in Brazil	—	(164)	(184)
Effect of reassessment of deferred taxes	—	(282)	(20)
Permanent differences (**)	338	374	77
Current income tax	4,886	3,884	3,282

Effective tax rate	34.40%	32.12%	30.48%

Of which:
Continuing operations	4,886	3,884	3,282
Discontinued operations (Note 37)	—	—	—
Of which:
Current taxes	4,763	3,777	1,493
Deferred taxes	123	107	1,789
Taxes paid in the year	3,342	4,137	2,872

(*)Calculated by applying the difference between the tax rate applicable in Spain and the tax rate applicable in each jurisdiction to the profit or loss contributed to the Group by the entities which operate in each jurisdiction.

(**)Including the recognition of tax credits in Portugal in 2018.

d)Tax recognised in equity

In addition to the income tax recognised in the consolidated income statement, the Group recognised the following amounts in consolidated equity in 2018, 2017 and 2016:

	Million of euros
	2018 (*)	2017	2016

Other comprehensive income
Items not reclassified to profit or loss	(225)	60	364
Actuarial gains or (-) losses on defined benefit pension plans	(199)	60	364
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	—	—
Financial liabilities at fair value with changes in results attributed to changes in credit risk	(26)	—
Items that may be reclassified to profit or loss	124	—	(694)
Cash flow hedges	(50)	108	(136)
Changes in the fair value of debt instruments through other comprehensive income	167	—
Financial assets available for sale	—	(97)	(552)
Debt instruments	—	(366)	(368)
Equity instruments	—	269	(184)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	7	(11)	(6)
Total	(101)	60	(330)

(*)    See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

e)Deferred taxes

Tax assets in the consolidated balance sheets includes debit balances with the Public Treasury relating to deferred tax assets. Tax liabilities includes the liability for the Group’s various deferred tax liabilities.

On June 26, 2013, the Basel III legal framework was included in European law through Directive 2013/36 (CRD IV) and Regulation 575/2013 on prudential requirements for credit institutions and investment firms (CRR), directly applicable in every member state as from January 1, 2014, albeit with a gradual timetable with respect to the application of, and compliance with, various requirements.

This legislation establishes that deferred tax assets, the use of which relies on future profits being obtained, must be deducted from regulatory capital.

In this regard, pursuant to Basel III, in recent years several countries have amended their tax regimes with respect to certain deferred tax assets so that they may continue to be considered regulatory capital since their use does not rely on the future profits of the entities that generate them (referred to hereinafter as “monetizable tax assets”).

Italy had a very similar regime to that described above, which was introduced by Decree-Law no. 225, of December 29, 2010, and amended by Law no. 10, of  February 26, 2011.

In addition, in 2013 in Brazil, by means of Provisional Measure no. 608, of February 28, 2013 and, in Spain, through Royal Decree-Law 14/2013, of 29 November confirmed by Law 27/2014, of November 27 tax regimes were established whereby certain deferred tax assets (arising from provisions to allowances for loan losses in Brazil and provisions to allowances for loan losses, provisions to allowances for foreclosed assets and provisions for pension and pre-retirement obligations in Spain) may be converted into tax receivables in specific circumstances. As a result, their use does not rely on the entities obtaining future profits and, accordingly, they are exempt from deduction from regulatory capital.

In 2015 Spain completed its regulations on monetizable tax assets with the introduction of a financial contribution which will involve the payment of 1.5% for maintaining the right to monetise which will be applied to the portion of the deferred tax assets that qualify under the legal requirements as monetizable assets generated prior to 2016.

In a similar manner, Italy, by decree of May 3, 2016 has introduced a fee of 1.5% annually to maintain the monetizable of part of the deferred tax assets.

The detail of deferred tax assets, by classification as monetizable or non-monetizable assets, and of deferred tax liabilities at December 31, 2018, 2017 and 2016 is as follows:

	Million of euros
	2018		2017		2016
	Monetizable		Monetizable		Monetizable
	(*)(**)	Other	(*)(**)	Other	(*)	Other

Tax assets:	10,866	12,392	11,046	12,164	9,649	11,615
Tax losses and tax credits	—	4,276	—	4,457	—	4,934
Temporary differences	10,866	8,116	11,046	7,707	9,649	6,681
Of which:
Non-deductible provisions	—	2,613	—	2,336	—	1,645
Valuation of financial instruments	—	609	—	530	—	1,042
Loan losses	7,279	1,308	7,461	1,159	6,082	940
Pensions	3,587	632	3,585	723	3,567	641
Valuation of tangible and intangible assets	—	1,215	—	1,077	—	537

Tax liabilities:	—	5,568	—	4,837	—	5,694
Temporary differences	—	5,568	—	4,837	—	5,694
Of which:
Valuation of financial instruments	—	1,168	—	1,207	—	1,105
Valuation of tangible and intangible assets	—	1,503	—	1,256	—	1,916
Investments in Group companies	—	880	—	808	—	1,265

(*)    Not deductible from regulatory capital.

(**)  Banco Popular Español, S.A.U. requested the conversion of part of its monetizable assets in 2017 (EUR 486 million which were approved in 2018) and in 2018 (EUR 995 million pending resolution) given the circumstances of the aforementioned regulations are applied.

The Group only recognises deferred tax assets for temporary differences or tax loss and tax credit carryforwards where it is considered probable that the consolidated entities that generated them will have sufficient future taxable profits against which they can be utilised.

The deferred tax assets and liabilities are reassessed at the reporting date in order to ascertain whether any adjustments need to be made on the basis of the findings of the analyses performed.

These analyses take into account, inter alia: (i) the results generated by the various entities in prior years, (ii) each entity or tax group’s projected earnings, (iii) the estimated reversal of the various temporary differences, based on their nature, and (iv) the period and limits established by the legislation of each country for the recovery of the various deferred tax assets, thereby concluding on each entity or tax group’s ability to recover its recognised deferred tax assets.

The projected earnings used in these analyses are based on the financial budgets approved by the Group’s directors for the various entities applying constant growth rates not exceeding the average long-term growth rate for the market in which the consolidated entities operate, in order to estimate the earnings for subsequent years considered in the analyses.

Relevant information is set forth below for the main countries which have recognised deferred tax assets:

Spain

The deferred tax assets recognised at the Consolidated Tax Group total EUR 12,987 million, of which EUR 7,422 million were for monetizable temporary differences with the right to conversion into a credit against the Public Finance, EUR 2,465 million for other temporary differences and EUR 3,100 million for tax losses and credits.

The Group estimates that the recognised deferred tax assets for temporary differences will be recovered in a maximum period of 15 years. This period would also apply to the recovery of the recognised tax loss and tax credit carryforwards.

Brazil

The deferred tax assets recognised in Brazil total EUR 5,869 million, of which EUR 3,249 million were for monetizable temporary differences,EUR 2,392 million for other temporary differences and EUR 228 million for tax losses and credits.

The Group estimates that the recognised deferred tax assets for temporary differences, tax losses and credits will be recovered in approximately 10 years.

United States

The deferred tax assets recognised in the United States total EUR 1,209 million, of which EUR 512 million were for temporary differences and EUR 697 million for tax losses and credits.

The Group estimates that the recognised deferred tax assets for temporary differences will be recovered before 2028. The recognised tax loss and tax credit carryforwards will be recovered before 2029.

The changes in Tax assets - Deferred and Tax liabilities - Deferred in the last three years were as follows:

	Million of euros
				Foreign
		IFRS9		currency
		Adoption		balance	(Charge)/Credit
		impact		translation	to asset and
	Balances at	(Balance at		differences	liability	Acquisition	Balances at
	December 31,	1 January	(Charge)/	and other	valuation	for the year	December 31,
	2017	2018	Credit to income	items	adjustments	(net)	2018

Deferred tax assets	23,210	680	241	(807)	149	(215)	23,258
Tax losses and tax credits	4,457	—	(128)	1	—	(54)	4,276
Temporary differences	18,753	680	369	(808)	149	(161)	18,982
Of which: monetizable	11,046	273	390	(843)	—	—	10,866
Deferred tax liabilities	(4,837)	—	(364)	(114)	(315)	62	(5,568)
Temporary differences	(4,837)	—	(364)	(114)	(315)	62	(5,568)
	18,373	680	(123)	(921)	(166)	(153)	17,690

	Million of euros
			Foreign
			currency
			balance	(Charge)/Credit
			translation	to asset and
	Balances at		differences	liability	Acquisitions	Balances at
	December 31,	(Charge)/Credit	and other	valuation	for the year	December 31,
	2016	to income	items	adjustments	(net)	2017
Deferred tax assets	21,264	(675)	(756)	(1)	3,378	23,210
Tax losses and tax credits	4,934	(279)	(205)	—	7	4,457
Temporary differences	16,330	(396)	(551)	(1)	3,371	18,753
Of which: monetizable	9,649	(185)	(455)	—	2,037	11,046
Deferred tax liabilities	(5,694)	568	414	19	(144)	(4,837)
Temporary differences	(5,694)	568	414	19	(144)	(4,837)
	15,570	(107)	(342)	18	3,234	18,373

	Million of euros
			Foreign
			currency
			balance	(Charge)/Credit
			translation	to asset and
	Balances at		differences	liability	Acquisitions	Balances at
	December 31,	(Charge)/Credit	and other	valuation	for the year	December 31,
	2015	to income	items	adjustments	(net)	2016
Deferred tax assets	22,045	(1,311)	1,355	(551)	(274)	21,264
Tax losses and tax credits	4,808	194	110	—	(178)	4,934
Temporary differences	17,237	(1,505)	1,245	(551)	(96)	16,330
Of which: monetizable	8,887	49	713	—	—	9,649
Deferred tax liabilities	(5,565)	(478)	98	(26)	277	(5,694)
Temporary differences	(5,565)	(478)	98	(26)	277	(5,694)
	16,480	(1,789)	1,453	(577)	3	15,570

Also, the Group did not recognise deferred tax assets relating to tax losses, tax credits for investments and other incentives amounting to approximately EUR 5,500 million, the use of which EUR 450 million is subject, among other requirements, to time limits.

f)Tax reforms

The following significant tax reforms were approved in 2018 and previous years:

The Tax Cuts and Jobs Act (the 2017 Act) was approved in the United States on December 22, 2017. The main amendments introduced in this tax regulation affected the US corporate tax rates, some business-related exclusions and deductions and credits. Likewise, this amendment entailed an international tax impact for many companies that operate internationally. The main impact is derived from the decrease in the federal tax rate that was reduced from 35% to 21%, which affected both the amount and estimation of the recoverability of deferred tax assets and liabilities during 2017 as well as the profit after tax from 2018. The estimated impact on the Group, arisen from the affected subsidiaries, which was already recorded as of December 31, 2017, did not represent a significant amount in the attributable profit.

On December 29, 2017, Law No. 27430 on the reform of the Argentine tax system was published, whose main measures entered into force on January 1, 2018, therefore it had no effect on the Group’s accounts in 2017. Among other measures, it is established a gradual reduction of the income tax from the 35% applicable until 2017, to 30% in 2018 and 2019, and up to 25% in 2020 and ahead, which is complemented by a dividend withholding of 7% for those distributed with a charge to 2018 and 2019 financial years, and 13% if distributed with a charge to 2020 onwards.

On December 2016, the Royal Decree-Law 3-2016 was approved in Spain under which the following tax measures were adopted , among others,: (i) The limit for the integration of deferred monetizable tax assets, as well as for set-off for the negative tax was reduced (the limit was reduced from 70% to 25% of the tax base), (ii) this regulation set out a new limit of 50% of the tax rate for the application of deductions in order to avoid double taxation, (iii) this regulation also set out the compulsory impairment reversion for deductible participations in previous years by one fifths independently from the recovery of the participated, and (iv) the regulation included the non-deductibility of the losses generated from the transmission of participations performed from January 1, 2017.

The effects of this reform for the consolidated tax Group were: (i) the consolidation in 2016 of deferred tax assets for impairment of non-deductible participations, in a non significant amount; (ii) the integration in 2016 tax base and the next four fiscal years of a minimum reversal of the impairment of investments in shares that were tax deductible in years prior to 2013, that has no an adverse effect on the accounts, since there are no legal restrictions on the availability of shares; (iii) the slowdown in the consumption of credits for monetizable deferred tax assets; And negative tax bases and (iv) the limitation of the application of deductions to avoid double taxation, all this makes provision for an increase in the amount of taxes payable in Spain in the coming years by the consolidated tax group.

In the United Kingdom, a progressive reduction was approved in 2016 regarding the tax rate of the Corporate Tax, from 20% to 17%. The applicable rate from April 1, 2017 is 19% and it will be 17% from April 1, 2020. Also, in 2015, a surcharge of 8% on the standard income tax rate for bank profits was approved. This surcharge applies from January 1, 2016. In addition, from 2015 customer remediation payments are no longer considered to be tax-deductible.

In Poland, the introduction of a tax on certain bank assets at a monthly rate of 0.0366%, which comes into force in 2016, was approved.

In Brazil, in 2015, there was also an increase for insurance and financial companies and in the rate of the Brazilian social contribution tax on net income (CSL) from 15% to 20% (applicable from September 1, 2015 to December 31, 2018). Since January 1, 2019, the tax rate is 15% again, as a result of which the income tax rate (25%) plus the CSL rate total 40% for those companies.

As a result of the tax reform approved in Chile in 2012, the applicable tax rate gradually increased from 20% to 27% from 2018 onwards.

g)Other information

In compliance with the disclosure requirement established in the Listing Rules Instrument 2005 published by the UK Financial Conduct Authority, it is hereby stated that shareholders of the Bank resident in the United Kingdom will be entitled to a tax credit for taxes paid abroad in respect of withholdings that the Bank has to pay on the dividends to be paid to such shareholders if the total income of the dividend exceeds the amount of exempt dividends of GBP 2,000 for the year 2018/19. The shareholders of the Bank resident in the United Kingdom who hold their ownership interest in the Bank through Santander Nominee Service will be informed directly of the amount thus withheld and of any other data they may require to complete their tax returns in the United Kingdom. The other shareholders of the Bank resident in the United Kingdom should contact their bank or securities broker.

Banco Santander, S.A. is part of the Large Business Forum and has adhered since 2010 to the Code of Good Tax Practices in Spain. Also Santander UK is a member of the HMRC’s Code of Practice on Taxation in the United Kingdom, actively participating in both cases in the cooperative compliance programs being developed by these Tax Administrations.